Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) - Schedule of Maturity of Loans And Borrowings - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans
Within one year	$ 643	$ 630
Years two to five	35,564	38,439
Leases
Within one year	1,900	1,551
Years two to five	$ 3,955	$ 2,330